Going Concern (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 14, 2023	Feb. 13, 2023
Subsequent Event [Line Items]
Net loss from continuing operations		$ 2,678,746	$ 6,936,529	$ 15,303,402	$ 33,469,830
Net cash used in operating activities		14,885,057	1,468,457	6,510,965	$ 5,854,995
Payments for loans	$ 3,250,000
Revolving promissory note		7,000,000		7,000,000
Debt discount rate							10.00%
Principal amount		4,400,000	119,707	$ 109,165			$ 4,400,000
purchase price							$ 4,000,000
Cash used in operating activities		$ 14,885,057	$ 1,468,457
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt interest rate						8.00%
Debt discount rate						10.00%
Principal amount						$ 4,400,000
purchase price						$ 4,000,000